Transactions With Related Parties (Details) - Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Companies of The Group [Member]
Loans and accounts receivable:
Commercial loans	$ 592,992	$ 352,590	$ 246,868
Mortgage
Consumer loans
Loans and accounts receivable:	592,992	352,590	246,868
Allowance for loan losses	(2,586)	(1,138)	(122)
Net loans	590,406	351,452	246,746
Guarantees	2,039	3,323	462,513
Contingent loans:
Personal guarantees
Letters of credit	13,848	3,447	4,112
Guarantees	538	811	464,691
Contingent loans:	14,386	4,258	468,803
Allowance for contingent loans	(32)	(6)	(835)
Net contingent loans	14,354	4,252	467,968
Associates [Member]
Loans and accounts receivable:
Commercial loans	192	265	375
Mortgage
Consumer loans
Loans and accounts receivable:	192	265	375
Allowance for loan losses	(30)	(9)	(182)
Net loans	162	256	193
Guarantees
Contingent loans:
Personal guarantees
Letters of credit
Guarantees
Contingent loans:
Allowance for contingent loans
Net contingent loans
Key management personnel of entity or parent [Member]
Loans and accounts receivable:
Commercial loans	2,611	3,939	2,986
Mortgage	20,716	22,428	20,473
Consumer loans	6,562	6,131
Loans and accounts receivable:	29,889	32,498	29,240
Allowance for loan losses	(138)	(137)	(179)
Net loans	29,751	32,361	29,061
Guarantees	25,545	27,203	23,918
Contingent loans:
Personal guarantees
Letters of credit
Guarantees
Contingent loans:
Allowance for contingent loans
Net contingent loans
Other related parties [Member]
Loans and accounts receivable:
Commercial loans	219	900	685
Mortgage
Consumer loans
Loans and accounts receivable:	219	900	685
Allowance for loan losses	(6)	(14)	(10)
Net loans	213	886	675
Guarantees	117	442	288
Contingent loans:
Personal guarantees
Letters of credit		93	63
Guarantees
Contingent loans:		93	63
Allowance for contingent loans
Net contingent loans		$ 93	$ 63